UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21312

                                    Access Variable Insurance Trust
                           (Exact name of registrant as specified in charter)

         28050 U.S. Highway 19 N. Suite 301, Clearwater, FL 33767
           (Address of principal executive offices) (Zip code)

Ken Trumpfheller
Chief Compliance Officer
1793 Kingswood Drive
Southlake, TX  76092
(Name and address of agent for service)

Registrant's telephone number, including area code:  (817) 431-2197

Date of fiscal year end:   12/31

Date of reporting period:  09/30/04


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X. The schedules need not be audited.

Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)

Common Stocks - 96.94%                                                                  Shares                  Value
                                                                                     -------------        ------------------

Operators of Nonresidential Buildings - 2.94%
Rouse Company                                                                               1,770                $  118,378
                                                                                                          ------------------

Real Estate Investment Trusts - 94.00%
Alexandria Real Estate Equities, Inc                                                          330                    21,688
AMB Property Corp. (a)                                                                      1,420                    52,568
Amli Residential Properties Trust                                                             440                    13,442
Apartment Investment & Management Co.                                                       1,620                    56,344
Archstone Smith Operating Trust                                                             3,370                   106,627
Arden Realty, Inc.                                                                          1,130                    36,815
Associated Estates Realty Corp                                                                340                     3,397
AvalonBay Communities, Inc.                                                                 1,235                    74,372
Bedford Property Investors, Inc.                                                              280                     8,495
Boston Properties, Inc.                                                                     1,830                   101,364
Brandywine Realty Trust                                                                       770                    21,930
BRE Properties, Inc.                                                                          860                    32,981
Camden Property Trust                                                                         670                    30,954
Capital Automotive REIT                                                                       610                    19,075
CarrAmerica Realty Corp.                                                                      940                    30,738
Catellus Development Corp.                                                                  1,770                    46,923
CBL & Associates Properties, Inc.                                                             520                    31,694
Centerpoint Properties Trust                                                                  800                    34,864
Chelsea Property Group, Inc.                                                                  745                    49,990
Colonial Properties Trust                                                                     470                    18,903
Commercial Net Lease Realty, Inc.                                                             870                    15,851
Cornerstone Realty Income Trust, Inc.                                                         965                     9,418
Corporate Office Properties Trust                                                             570                    14,603
Correctional Properties Trust                                                                 200                     5,460
Cousins Properties, Inc.                                                                      840                    28,820
Crescent Real Estate Equities Co.                                                           1,710                    26,915
CRT Properties, Inc.                                                                          450                     9,653
Developers Diversified Realty Corp.                                                         1,490                    58,334
Duke Realty Corp.                                                                           2,420                    80,344
EastGroup Properties, Inc.                                                                    350                    11,620
Entertainment Properties Trust                                                                410                    15,498
Equity Inns, Inc.                                                                             780                     7,706
Equity Office Properties Trust                                                              6,935                   188,979
Equity Residential Properties Trust                                                         4,810                   149,110
Essex Property Trust, Inc.                                                                    380                    27,303
Federal Realty Investment Trust SBI                                                           880                    38,720
Felcor Lodging Trust, Inc. (a)                                                              1,020                    11,536
First Industrial Realty Trust, Inc.                                                           710                    26,199
Gables Residential Trust                                                                      495                    16,904


Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - 96.94% - continued                                                      Shares                  Value
                                                                                     -------------        ------------------

Real Estate Investment Trusts - 94.00% - continued
General Growth Properties, Inc.                                                             3,750                 $ 116,250
Glenborough Realty Trust, Inc.                                                                535                    11,112
Glimcher Realty Trust                                                                         600                    14,580
Health Care Property Investors, Inc.                                                        2,270                    59,020
Health Care REIT, Inc.                                                                        880                    30,976
Healthcare Realty Trust, Inc.                                                                 810                    31,622
Heritage Property Investment Trust, Inc.                                                      810                    23,628
Highwoods Properties, Inc.                                                                    920                    22,641
Home Properties of New York, Inc.                                                             550                    21,758
Hospitality Properties Trust                                                                1,160                    49,288
HRPT Properties Trust                                                                       3,050                    33,520
Innkeepers USA Trust                                                                          630                     7,837
iStar Financial, Inc.                                                                       1,900                    78,337
Kilroy Realty Corp.                                                                           475                    18,064
Kimco Realty Corp.                                                                          1,890                    96,957
Kramont Realty Trust                                                                          400                     7,440
LaSalle Hotel Properties                                                                      470                    12,972
Lexington Corporate Properties Trust                                                          810                    17,585
Liberty Property Trust                                                                      1,460                    58,167
Macerich Co.                                                                                1,010                    53,823
Mack-Cali Realty Corp                                                                       1,040                    46,072
Manufactured Home Communities, Inc.                                                           380                    12,631
Meristar Hospitality Corp. (a)                                                              1,500                     8,175
Mid-America Apartment Communities, Inc.                                                       350                    13,633
Mills Corp.                                                                                   920                    47,720
National Health Investors, Inc.                                                               460                    13,082
Nationwide Health Properties, Inc.                                                          1,140                    23,655
New Plan Excel Realty Trust, Inc.                                                           1,720                    43,000
Pan Pacific Retail Properties, Inc.                                                           680                    36,788
Parkway Properties, Inc.                                                                      190                     8,826
Pennsylvania Real Estate Investment Trust                                                     600                    23,196
Plum Creek Timber Co., Inc.                                                                 3,150                   110,344
Post Properties , Inc.                                                                        670                    20,033
Prentiss Properties Trust                                                                     750                    27,000
Prologis                                                                                    3,120                   109,949
PS Business Parks, Inc.                                                                       380                    15,143
Public Storage, Inc.                                                                        2,210                   109,506
Ramco-Gershenson Properties Trust                                                             290                     7,853
Rayonier, Inc.                                                                                850                    38,454
Realty Income Corp.                                                                           680                    30,620


Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - 96.94% - continued                                                      Shares                  Value
                                                                                     -------------        ------------------

Real Estate Investment Trusts - 94.00% - continued
Reckson Associates Realty Corp.                                                             1,150               $    33,062
Regency Centers Corp.                                                                       1,050                    48,814
Saul Centers, Inc.                                                                            280                     9,206
Shurgard Storage Centers, Inc.                                                                790                    30,652
SPG Properties, Inc.                                                                        3,580                   191,995
SL Green Realty Corp.                                                                         665                    34,454
Sovran Self Storage, Inc.                                                                     260                    10,187
Summit Properties, Inc.                                                                       525                    14,201
Sun Communities, Inc.                                                                         330                    12,933
Tanger Factory Outlet Centers, Inc.                                                           230                    10,299
Taubmen Centers, Inc.                                                                         910                    23,505
Thornburg Mortgage Asset Corp.                                                              1,400                    40,614
Town & Country Trust                                                                          300                     7,635
United Dominion Realty Trust, Inc.                                                          2,200                    43,626
Urstadt Biddle Properties, Inc.                                                               430                     6,553
U S Restaurant Properties, Inc.                                                               375                     6,334
Vornado Realty Trust                                                                        2,160                   135,389
Washington Real Estate Investment Trust                                                       700                    21,210
Weingarten Realty Investors                                                                 1,470                    48,525
Winston Hotels, Inc.                                                                          445                     4,762
                                                                                                          ------------------
                                                                                                                  3,781,350
                                                                                                          ------------------

TOTAL COMMON STOCKS (Cost $3,606,703)                                                                             3,899,728
                                                                                                          ------------------

Money Market Securities - 4.64%                                                         Shares
                                                                                     -------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53% (b)                   186,769                   186,769
                                                                                                          ------------------

TOTAL MONEY MARKET SECURITIES (Cost $186,769)                                                                       186,769
                                                                                                          ------------------

TOTAL INVESTMENTS (Cost $3,793,472) - 101.58%                                                                 $   4,086,497
                                                                                                          ------------------

Liabilities in excess of other assets - (1.58%)                                                                     (63,734)
                                                                                                          ------------------

TOTAL NET ASSETS - 100.00%                                                                                    $   4,022,763
                                                                                                          ==================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments - continued
September 30, 2004 (Unaudited)

Tax Related
Unrealized appreciation                                                                                       $     294,724
Unrealized depreciation                                                                                              (1,699)
                                                                                                          ------------------
Net unrealized appreciation                                                                                   $     293,025
                                                                                                          ==================

Aggregate cost of securities for income tax purposes                                                           $  3,793,472
                                                                                                          ==================

Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)

                                                                                    Principal
U.S. Treasury & Agency Obligations - 64.00%                                           Amount                 Value
                                                                                  ---------------       ----------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/04                    $ 350,000           $    349,930
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                   350,000                349,902
U.S. Treasury Bill, 0.00%, 10/7/2004                                                     350,000                349,922
                                                                                                        ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,049,754)                                                    1,049,754
                                                                                                        ----------------

Repurchase Agreements - 17.38%
Mizuho Securities, 10/1/04                                                               285,000                285,000
                                                                                                        ----------------
(Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $290,706)

TOTAL REPURCHASE AGREEMENTS (Cost $285,000)                                                                     285,000
                                                                                                        ----------------

Money Market Securities - 13.44%                                                      Shares
                                                                                  ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53% (a)                  220,401                220,401
                                                                                                        ----------------

TOTAL MONEY MARKET SECURITIES (Cost $220,401)                                                                   220,401
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $1,555,155) - 94.82%                                                               $  1,555,155
                                                                                                        ----------------

Cash and other assets in excess of liabilities - 5.18%                                                           85,017
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $  1,640,172
                                                                                                        ================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Futures Contracts
September 30, 2004 (Unaudited)
                                                                                                          Unrealized
Contracts                                                                                                Depreciation
------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
     20      Dow Jones Industrial Average Futures Contracts                                                $    (42,660)
                                                                                                        ================
             Expiring December 2004 (Underlying Face Amount at Market Value $201,300)



Tax Related
Unrealized appreciation                                                                                    $          -
Unrealized depreciation                                                                                         (42,660)
                                                                                                        ----------------
Net unrealized depreciation                                                                                $    (42,660)
                                                                                                        ================

Aggregate cost of securities for income tax purposes                                                       $  1,555,155
                                                                                                        ================

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)

                                                                                    Principal
U.S. Treasury & Agency Obligations - 69.25%                                           Amount                 Value
                                                                                  ---------------       -----------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/04                    $ 550,000            $    549,891
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                   100,000                  99,972
U.S. Treasury Bill, 0.00%, 10/7/2004                                                     560,000                 559,875
                                                                                                        -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,209,738)                                                     1,209,738
                                                                                                        -----------------

Repurchase Agreements - 9.16%
Mizuho Securities, 10/1/2004                                                             160,000                 160,000
                                                                                                        -----------------
(Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $163,203)

TOTAL REPURCHASE AGREEMENTS (Cost $160,000)                                                                      160,000
                                                                                                        -----------------

Money Market Securities - 6.43%                                                       Shares
                                                                                  ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53% (a)                  112,305                 112,305
                                                                                                        -----------------

TOTAL MONEY MARKET SECURITIES (Cost $112,305)                                                                    112,305
                                                                                                        -----------------

TOTAL INVESTMENTS (Cost $1,482,043) - 84.84%                                                                $  1,482,043
                                                                                                        -----------------

Cash and other assets in excess of liabilities - 15.16%                                                          264,894
                                                                                                        -----------------

TOTAL NET ASSETS - 100.00%                                                                                  $  1,746,937
                                                                                                        =================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Futures Contracts
September 30, 2004 (Unaudited)
                                                                                                           Unrealized
Contracts                                                                                                 Depreciation
-------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
     16      NASDAQ 100 Futures Contracts                                                                    $    (7,340)
                                                                                                        =================
             Expiring December 2004 (Underlying Face Amount at Market Value $22,672)



Tax Related
Unrealized appreciation                                                                                      $         -
Unrealized depreciation                                                                                           (9,968)
                                                                                                        -----------------
Net unrealized depreciation                                                                                  $    (9,968)
                                                                                                        =================

Aggregate cost of securities for income tax purposes                                                         $ 1,482,043

Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)



                                                                                     Principal
U.S. Treasury & Agency Obligations - 59.04%                                            Amount                  Value
                                                                                  -----------------       -----------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/2004                 $ 12,515,000           $  12,512,517
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                  12,070,000              12,066,622
U.S. Treasury Bill, 0.00%, 10/7/2004                                                    13,000,000              12,997,094
                                                                                                          -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $37,576,233)                                                     37,576,233
                                                                                                          -----------------

Repurchase Agreements - 17.90%
Mizuho Securities, 10/1/2004                                                            11,395,000              11,395,000
                                                                                                          -----------------
 (Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $11,623,129)

TOTAL REPURCHASE AGREEMENTS (Cost $11,395,000)                                                                  11,395,000
                                                                                                          -----------------

Money Market Securities - 23.07%                                                       Shares
                                                                                  -----------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53%(a)                  14,685,830              14,685,830
                                                                                                          -----------------

TOTAL MONEY MARKET SECURITIES (Cost $14,685,830)                                                                14,685,830
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost $63,657,063) - 100.01%                                                               $  63,657,063
                                                                                                          -----------------

Liabilities in excess of cash and other assets - (0.01%)                                                            (9,507)
                                                                                                          -----------------

TOTAL NET ASSETS - 100.00%                                                                                   $  63,647,556
                                                                                                          =================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.

Tax Related
Unrealized appreciation                                                                                      $           -
Unrealized depreciation                                                                                                  -
                                                                                                          -----------------
Net unrealized appreciation/depreciation                                                                     $           -
                                                                                                          =================

Aggregate cost of securities for income tax purposes                                                          $ 63,657,063
                                                                                                          =================

Access Variable Insurance Trust
Potomac Mid Cap Plus Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)



                                                                                        Principal
U.S. Treasury & Agency Obligations - 34.72%                                               Amount                 Value
                                                                                      ---------------       ----------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/2004                        $30,000               $ 29,995
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                        25,000                 24,993
U.S. Treasury Bill, 0.00%, 10/7/2004                                                          30,000                 29,992
                                                                                                            ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $84,980)                                                              84,980
                                                                                                            ----------------

Repurchase Agreements - 9.81%
Mizuho Securities, 10/1/2004                                                                  24,000                 24,000
                                                                                                            ----------------
(Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $24,480)

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)                                                                           24,000
                                                                                                            ----------------

Money Market Securities - 48.48%                                                          Shares
                                                                                      ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53%(a)                       118,640                118,640
                                                                                                            ----------------

TOTAL MONEY MARKET SECURITIES (Cost $118,640)                                                                       118,640
                                                                                                            ----------------

TOTAL INVESTMENTS (Cost $227,620) - 93.01%                                                                        $ 227,620
                                                                                                            ----------------

Cash and other assets in excess of liabilities - 6.99%                                                               17,118
                                                                                                            ----------------

TOTAL NET ASSETS - 100.00%                                                                                        $ 244,738
                                                                                                            ================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.



Access Variable Insurance Trust
Potomac Mid Cap Plus Portfolio
Schedule of Futures Contracts
September 30, 2004 (Unaudited)
                                                                                                              Unrealized
Contracts                                                                                                    Appreciation
----------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
     5      NASDAQ 400 Futures Contracts                                                                         $    2,481
                                                                                                            ================
            Expiring December 2004 (Underlying Face Amount at Market Value $2,971)




Tax Related
Unrealized appreciation                                                                                          $    2,481
Unrealized depreciation                                                                                                   -
                                                                                                            ----------------
Net unrealized appreciation                                                                                      $    2,481
                                                                                                            ================

Aggregate cost of securities for income tax purposes                                                              $ 227,620
                                                                                                            ================

Access Variable Insurance Trust
Potomac Small Cap Plus Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)



                                                                                  Principal
U.S. Treasury & Agency Obligations - 40.18%                                         Amount                  Value
                                                                                 -------------       --------------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/2004                $ 35,000            $        34,993
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                 35,000                     34,990
U.S. Treasury Bill, 0.00%, 10/7/2004                                                   35,000                     34,992
                                                                                                     --------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $104,975)                                                         104,975
                                                                                                     --------------------

Repurchase Agreements - 6.89%
Mizuho Securities, 10/1/2004                                                           18,000                     18,000
                                                                                                     --------------------
(Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $18,360)

TOTAL REPURCHASE AGREEMENTS (Cost $18,000)                                                                        18,000
                                                                                                     --------------------

Money Market Securities - 45.42%                                                    Shares
                                                                                 -------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53% (a)               118,664                    118,664
                                                                                                     --------------------

TOTAL MONEY MARKET SECURITIES (Cost $118,664)                                                                    118,664
                                                                                                     --------------------

TOTAL INVESTMENTS (Cost $241,639) - 92.49%                                                                 $     241,639
                                                                                                     --------------------

Cash and other assets in excess of liabilities - 7.51%                                                            19,628
                                                                                                     --------------------

TOTAL NET ASSETS - 100.00%                                                                                 $     261,267
                                                                                                     ====================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.

Access Variable Insurance Trust
Potomac Small Cap Plus Portfolio
Schedule of Futures Contracts
September 30, 2004 (Unaudited)
                                                                                                         Unrealized
Contracts                                                                                               Appreciation
-------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
      6       Russell 2000 Futures Contracts                                                                $      3,605
                                                                                                     ====================
              Expiring December 2004 (Underlying Face Amount at Market Value $3,444)

Tax Related
Unrealized appreciation                                                                                     $      3,605
Unrealized depreciation                                                                                                -
                                                                                                     --------------------
Net unrealized appreciation                                                                                 $      3,605
                                                                                                     ====================

Aggregate cost of securities for income tax purposes                                                        $    241,639
                                                                                                     ====================



Access Variable Insurance Trust
Potomac US/Short Portfolio
Schedule of Investments
September 30, 2004 (Unaudited)



                                                                                  Principal
U.S. Treasury & Agency Obligations - 65.59%                                         Amount                  Value
                                                                                 -------------       --------------------

Federal National Mortgage Association Discount Note, 0.00%, 10/6/2004                 $20,000              $      19,996
Federal Home Loan Bank Discount Note, 0.00%, 10/8/2004                                 20,000                     19,994
U.S. Treasury Bill, 0.00%, 10/7/2004                                                   25,000                     24,994
                                                                                                     --------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $64,984)                                                           64,984
                                                                                                     --------------------

Repurchase Agreements - 18.17%
Mizuho Securities, 10/1/2004                                                           18,000                     18,000
                                                                                                     --------------------
(Collateralized by U.S. Treasury, 5.25%, 2/15/2029 , Market Value $18,360)

TOTAL REPURCHASE AGREEMENTS (Cost $18,000)                                                                        18,000
                                                                                                     --------------------

Money Market Securities - 8.38%                                                     Shares
                                                                                 -------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.53% (a)                 8,305                      8,305
                                                                                                     --------------------

TOTAL MONEY MARKET SECURITIES (Cost $8,305)                                                                        8,305
                                                                                                     --------------------

TOTAL INVESTMENTS (Cost $91,289) - 92.14%                                                                    $    91,289
                                                                                                     --------------------

Cash and other assets in excess of liabilities - 7.86%                                                             7,787
                                                                                                     --------------------

TOTAL NET ASSETS - 100.00%                                                                                   $    99,076
                                                                                                     ====================

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.


Access Variable Insurance Trust
Potomac US/Short Portfolio
Schedule of Futures Contracts
September 30, 2004 (Unaudited)
                                                                                                         Unrealized
Contracts                                                                                               Depreciation
-------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
      (2)        NASDAQ 100 Futures Contracts                                                                 $     (349)
                                                                                                     ====================
                 Expiring December 2004 (Underlying Face Amount at Market Value $(2,230)

Tax Related
Unrealized appreciation                                                                                        $      -
Unrealized depreciation                                                                                             (349)
                                                                                                     --------------------
Net unrealized depreciation                                                                                    $    (349)
                                                                                                     ====================

Aggregate cost of securities for income tax purposes                                                            $ 91,289
                                                                                                     ====================



Access Variable Insurance Trust
Shepherd Opportunity Growth Fund
Schedule of Investments
September 30, 2004 (Unaudited)

Cash                                                                                                   $       390,535

Other Assets in excess of Liabilities                                                                            3,775
                                                                                                -----------------------

TOTAL NET ASSETS - 100.00%                                                                              $      394,310
                                                                                                =======================

Tax Related
Unrealized appreciation                                                                                 $            -
Unrealized depreciation                                                                                              -
                                                                                                -----------------------
Net unrealized appreciation/depreciation                                                                $            -
                                                                                                =======================

Aggregate cost of securities for income tax purposes                                                    $            -
                                                                                                =======================

Related Footnotes

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board").

     It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money
Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by Rafferty Asset Management, LLC ("Rafferty") sub-advisor to the Potomac Portfolios and the Access U.S. Government Money Market Portfolio to be of high quality with minimal credit risks. The Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations.

     Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Futures Contracts- The OTC Plus Portfolio, Dow 30SM Plus Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.


Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 19, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-Q is recorded, processed, summarized, and reported on a timely basis. (b) There have been no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Access Variable Insurance Trust

By /s/ Mike Williams
*Mike Williams, President

Date November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mike Williams
* Mike Williams, President

Date November 19, 2004

By /s/ Mike Williams
* Mike Williams, Treasurer

Date November 19, 2004